Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-41961
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5728 Major Boulevard
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32819
City Area Code	(720)
Local Phone Number	383-8983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01
Trading Symbol	UMAC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false